Fees Summary	May 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 415,000
Previously Paid Amount	0.00
Total Fee Amount	63.54
Total Offset Amount	0.00
Net Fee	63.54
Narrative - Max Aggregate Offering Price	$ 415,000
Final Prospectus	true